Taxation - Summary of deferred tax in connection with unused tax losses carried forward (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in deferred tax liability (asset) [abstract]
Total unused tax losses carried forward	€ 1,345	€ 1,870
Unused tax losses carried forward not recognised as a deferred tax asset	951	815
Unused tax losses carried forward recognised as a deferred tax asset	€ 394	€ 1,055
Average tax rate	21.60%	19.90%
Deferred tax asset	€ 85	€ 209